Revision to Previously Reported Financial Information (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of impact of errors corrections
The following table presents the impact of correcting the error previously discussed on the affected line items of the condensed consolidated balance sheet as of January 1, 2023.

	As of January 1, 2023
(Amounts in thousands)	As Reported	Adjustments	As Revised
Capital in excess of par value	$1,104,051	$15,171	$1,119,222
Accumulated deficit	(1,985,500)	(15,171)	(2,000,671)
Total stockholders' deficit	(950,565)	—	(950,565)
Total liabilities and stockholders' deficit	$2,665,825	$—	$2,665,825
The following table presents the impact of correcting the error previously discussed on the affected line items of the condensed consolidated balance sheet as of April 2, 2023.

	As of April 2, 2023
(Amounts in thousands)	As Reported	Adjustments	As Revised
Capital in excess of par value	$1,107,258	$15,171	$1,122,429
Accumulated deficit	(2,055,359)	(15,171)	(2,070,530)
Total stockholders' deficit	(1,016,713)	—	(1,016,713)
Total liabilities and stockholders' deficit	$2,658,192	$—	$2,658,192

The following table presents the impact of correcting the error previously discussed on the affected line items of the condensed consolidated balance sheet as of July 2, 2023.

	As of July 2, 2023
(Amounts in thousands)	As Reported	Adjustments	As Revised
Capital in excess of par value	$1,109,779	$15,171	$1,124,950
Accumulated deficit	(2,034,736)	(15,171)	(2,049,907)
Total stockholders' deficit	(995,466)	—	(995,466)
Total liabilities and stockholders' deficit	$2,713,593	$—	$2,713,593